FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21782

Exact Name of registrant as                  Small Cap Value Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    09/30/07



























Item 1.  Schedule of Investments

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS ? 100%

Capital Goods ? 26.00%
   Arkansas Best 			27810  	  908,275
   A.S.V. Inc                        	39700         556,991
   FreightCar America                     21000         802,200
   H & E Equipment Services               29005         521,510
   Insteel Industries			34600		  531,110
   Louisiana-Pacific			51330         871,070
   Olin Corp				35400         792,252
   Olympic Steel			13000         353,080
   Pacer International Inc.               27000         514,350
   Schnitzer Steel Industries		6237		  457,110
   Universal Forest Products              37700       1,127,230
   USG Corp                               15000         563,250
						        -------
							7,998,427
Consumer Discretionary ? 25.98%
   BeBe Stores                            71710       1,049,117
   Builders First Source                  50765         547,247
   Building Materials Holding Corp	88100         932,098
   Charlotte Russe                        41000         600,240
   Dress Barn                             27700         471,177
   Finish Line                           196100         851,074
   Gevity HR                              94683         970,501
   Kenneth Cole Productions               24855         481,441
   K-Swiss Inc                            21935         502,531
   Steven Madden                          33150         628,193
   Skechers USA Inc                       24870         549,627
   Timberland Co                          21600         409,536
                                                        -------
                                                      7,992,781
Consumer Staples ? 8.03%
   Mesa Air Group		         170517         757,095
   Express Jet Holdings                  554775       1,714,255
                                                        -------
                                                      2,471,350
Energy ? 11.93%
   Aventine Renewable Energy             102000       1,078,140
   Bronco Drilling			      34500         510,600
   Vaalco Energy                         193500         884,295
   Pioneer Drilling                       55030         670,265
   Patterson-UTI Energy                   23350         527,010
                                                        -------
                                                      3,670,310

- Continued -

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
SEPTEMBER 30, 2007

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

Healthcare/Pharmaceutical ? 12.01%
   Amerigroup                             26000         896,480
   Hi-Tech Pharmacal                      55977         664,447
   Odyssey HealthCare			96566         927,999
   Viro Pharma     			  135470       1,205,683
                                                        -------
                                                      3,694,609
Technology/Telecom ? 15.98%
   China BAK Battery			  142200       1,106,316
   Cogent				39000         611,520
   Genesis Microchip			60000         470,400
   OmniVision Technologies		49800		1,131,954
   Q Logic                                39000         524,550
   Rackable Systems			  82500	      1,070,025
                                                        -------
							 4,914,765


Total Common Stocks  (cost $33,459,456)		     30,742,243

SHORT-TERM INVESTMENTS ? 0.07%
   Cash Less Debits                    $20,930           20,930
                                                       --------

   Total short-term investments   (cost $20,930)         20,930
                                                       --------

Total investment securities-100.00%(cost$33,480,384) 30,763,173

                                                       --------

Net assets - 100.00%                                $30,763,173
                                                   ============















THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the nine months ended September 30, 2007 were $36,512,214 and $9,616,208, respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated ($2,717,213), of which $2,184,870 related to unrealized appreciation of securities and ($4,902,084) related to unrealized depreciation of securities. The cost of investments at September 30, 2007 for Federal Income tax purposes was $33,459,456, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and
procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the
Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.
b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.



















Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                          -------------------------
                                                    Laura S. Adams
                                                    President

Date:  10/18/2007






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  10/18/2007